SUBSEQUENT EVENTS ("unaudited") (Details Textual) (USD $)	1 Months Ended					1 Months Ended		0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 19, 2013 Bridge Loan [Member]	Aug. 31, 2013 Bridge Loan [Member] Subsequent Event [Member]	Oct. 22, 2013 Bridge Loan [Member] Subsequent Event [Member]	Aug. 11, 2011 May 2011 Convertible Note [Member]	Mar. 31, 2013 May 2011 Convertible Note [Member]	Jun. 30, 2013 May 2011 Convertible Note [Member]	May 19, 2011 May 2011 Convertible Note [Member]	Jun. 30, 2013 May 2011 Convertible Note [Member] Subsequent Event [Member]	Mar. 26, 2013 MB Technology Holdings LLC [Member]	Mar. 31, 2013 MB Technology Holdings LLC [Member] Subsequent Event [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member] Bridge Loan [Member]	Mar. 31, 2013 MB Technology Holdings LLC [Member] May 2011 Convertible Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments	142,857					1,093,778
Debt Conversion, Original Debt, Amount														$ 15,000,000
Debt Instrument, Convertible, Conversion Price		$ 13.30			$ 5.225		$ 5.50				$ 26.25		$ 13.30
Debt Conversion, Converted Instrument, Shares Issued								111,511	1,127,819	142,857		16,474				1,127,819
Debt Instrument, Interest Rate, Stated Percentage					20.00%				8.00%		8.00%				9.50%
Common Stock, Shares Authorized		300,000,000	250,000,000	250,000,000